Interest in associates and joint ventures (Details) - Business Growth Fund Group plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
HSBC’s interest percent	24.62%
Share of profit	£ 27	£ (6)	£ (22)
Investments in associates	£ 678	£ 652	£ 673